UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      5/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-12230        Alps Advisers, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $      762,824
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
3M Company                     COM            88579y101     1576    17670 SH       SOLE                  17670      0     0
AT&T Inc.                      COM            00206r102      230     7376 SH       SOLE                   7376      0     0
Abbott Laboratories            COM            002824100      971    15839 SH       SOLE                  15839      0     0
Alcoa Inc.                     COM            013817101    13875  1384682 SH       SOLE       407000    898882      0 78800
American Electric Power Co Inc COM            025537101      817    21180 SH       SOLE                  21180      0     0
American Express Co.           COM            025816109    21712   375252 SH       SOLE       108000    251552      0 15700
Apache                         COM            037411105     1362    13563 SH       SOLE                  13563      0     0
Archer-Daniels-Midland Co.     COM            039483102    16887   533399 SH       SOLE       160000    339499      0 33900
Automatic Data Processing      COM            053015103      837    15165 SH       SOLE                  15165      0     0
BB&T Corporation               COM            054937107    16980   540952 SH       SOLE       150000    357952      0 33000
CBIZ Inc                       COM            124805102       69    10927 SH       SOLE                  10927      0     0
CHDT Corp                      COM            12541A108       16  1085000 SH       SOLE                1085000      0     0
CSX Corp.                      COM            126408103     1045    48540 SH       SOLE                  48540      0     0
CVS Caremark Corp.             COM            126650100    17379   387924 SH       SOLE       80000     280224      0 27700
Capital One Finance Corp.      COM            14040h105     1070    19195 SH       SOLE                  19195      0     0
Carnival Cruise Lines Inc Cl.  COM            143658300    13954   434984 SH       SOLE       140000    269484      0 25500
Chevron Corp.                  COM            166764100    25169   234765 SH       SOLE       63000     160465      0 11300
Cisco Systems Inc              COM            17275R102    25470  1204234 SH       SOLE       340000    782734      0 81500
Coca-Cola Co.                  COM            191216100    12451   168231 SH       SOLE       31000     133131      0  4100
Comcast Corp. - Special Class  COM            20030N200     4061   137615 SH       SOLE                 137615      0     0
Compugen Ltd                   COM            011768504      359    60000 SH       SOLE                  60000      0     0
ConocoPhillips                 COM            20825c104    26629   350333 SH       SOLE       107300    224733      0 18300
Consolidated Edison, Inc.      COM            209115104      833    14255 SH       SOLE                  14255      0     0
Corning Inc.                   COM            219350105    20916  1485497 SH       SOLE       475000    934997      0 75500
Dell Inc                       COM            24702r101    21787  1312885 SH       SOLE       405000    832485      0 75400
Devon Energy Co.               COM            25179m103    24600   345899 SH       SOLE       105000    224199      0 16700
Dominion Resources             COM            25746U109      625    12205 SH       SOLE                  12205      0     0
Duke Energy Corporation        COM            26441c105      856    40726 SH       SOLE                  40726      0     0
Ebay Inc                       COM            278642103    13970   378593 SH       SOLE       107600    251093      0 19900
Emerson Electric Company       COM            291011104      569    10910 SH       SOLE                  10910      0     0
Exxon Mobil Corporation        COM            30231g102     4562    52605 SH       SOLE                  52605      0     0
General Electric Co.           COM            369604103     1959    97605 SH       SOLE                  97605      0     0
General Mills                  COM            370334104      753    19100 SH       SOLE                  19100      0     0
H.J. Heinz Company             COM            423074103      758    14160 SH       SOLE                  14160      0     0
Harris Corp.                   COM            413875105    20575   456420 SH       SOLE       135000    293920      0 27500
Hewlett-Packard Co.            COM            428236103      949    39817 SH       SOLE                  39817      0     0
Honeywell International        COM            438516106      408     6690 SH       SOLE                   6690      0     0
Intel Corporation              COM            458140100      894    31810 SH       SOLE                  31810      0     0
International Business Machine COM            459200101     3443    16503 SH       SOLE                  16503      0     0
Itracker System, Inc.          COM            46573A107       28   110000 SH       SOLE                 110000      0     0
J. P. Morgan Chase & Co.       COM            46625H100    31288   680478 SH       SOLE       178000    469878      0 32600
Johnson & Johnson              COM            478160104    10919   165547 SH       SOLE       39000     119147      0  7400
Kellogg Company                COM            487836108      586    10935 SH       SOLE                  10935      0     0
Kimberly Clark Inc.            COM            494368103      842    11400 SH       SOLE                  11400      0     0
Kraft Foods Inc - A            COM            50075n104      748    19685 SH       SOLE                  19685      0     0
Merck & Co., Inc.              COM            58933Y105     1322    34437 SH       SOLE                  34437      0     0
MetLife Inc.                   COM            59156r108    25818   691238 SH       SOLE       189000    469538      0 32700
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE                  39000      0     0
Microsoft Corporation          COM            594918104    26664   826649 SH       SOLE       206500    570649      0 49500
Monster Worldwide Inc.         COM            611742107    16392  1681276 SH       SOLE       442000   1140276      0 99000
Morgan Stanley                 COM            617446448    15322   780164 SH       SOLE       190000    540264      0 49900
Oracle Corp.                   COM            68389X105     2284    78315 SH       SOLE                  78315      0     0
Pepsico, Inc.                  COM            713448108     7886   118848 SH       SOLE       33000      81448      0  4400
Procter & Gamble Co            COM            742718109    19851   295362 SH       SOLE       78000     203362      0 14000
Rockwell Collins Inc.          COM            774341101     1852    32170 SH       SOLE                  32170      0     0
Royal Dutch Shell PLC CL B     COM            780259107     1124    15913 SH       SOLE                  15913      0     0
Schlumberger Ltd.              COM            806857108     1157    16550 SH       SOLE                  16550      0     0
Schwab (Charles) Corp          COM            808513105    13147   914872 SH       SOLE       268000    596872      0 50000
Southwestern Energy Company    COM            845467109     1174    38370 SH       SOLE                  38370      0     0
St. Jude Medical Inc.          COM            790849103    23083   520940 SH       SOLE       158000    335940      0 27000

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -----
Staples Inc.                   COM            855030102    17319  1069737 SH       SOLE       285000    705237      0 79500
State Street Corp.             COM            857477103    26675   586255 SH       SOLE       174000    381255      0 31000
Sysco Corp.                    COM            871829107      754    25266 SH       SOLE                  25266      0     0
TE Connectivity Ltd.           COM            H84989104    14485   394143 SH       SOLE       130000    248643      0 15500
Teva Pharma Inds ADR           COM            881624209    13571   301183 SH       SOLE       90000     194183      0 17000
Thermo Fisher Scientific       COM            883556102     2015    35740 SH       SOLE                  35740      0     0
Tidewater Inc.                 COM            886423102    23857   441633 SH       SOLE       135000    282633      0 24000
Time Warner Cable              COM            88732J207     2731    33508 SH       SOLE                  33508      0     0
Time Warner Inc                COM            887317303     2061    54602 SH       SOLE                  54602      0     0
United Parcel Service -Cl B    COM            911312106     2747    34035 SH       SOLE                  34035      0     0
United Tech. Corp.             COM            913017109     2176    26230 SH       SOLE                  26230      0     0
Valero Energy                  COM            91913Y100    16731   649233 SH       SOLE       199300    414333      0 35600
Vodafone Group PLC ADR         COM            92857w209    19938   720570 SH       SOLE       193000    494970      0 32600
Wal-Mart Stores Inc.           COM            931142103      392     6410 SH       SOLE                   6410      0     0
Walgreen Co.                   COM            931422109    18672   557540 SH       SOLE       162000    376540      0 19000
Wells Fargo and Company        COM            949746101    30855   903771 SH       SOLE       262000    593071      0 48700
Western Union                  COM            959802109    19904  1130886 SH       SOLE       332000    742286      0 56600
Winston Pharmaceuticals        COM            975657107        0    10115 SH       SOLE                  10115      0     0
Zimmer Holdings Inc.           COM            98956P102    25077   390119 SH       SOLE       122000    250619      0 17500
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE                  12500      0     0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE                  10000      0     0


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